ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

(in thousands of $)	2015	2014
Vessel operating and drydocking expenses	4,517	5,762
Administrative expenses	599	967
Interest expense	9,553	7,043
Provision for tax	6,561	7,928
	21,230	21,700